Business Combination (Tables)	12 Months Ended
Jun. 30, 2024
Business Combination [Abstract]
Schedule of Net Assets Acquired and Goodwill

Details of the purchase consideration, the net assets acquired and goodwill are as follows:

Purchase consideration:
Cash paid	1,931,112
Deferred Payment after 6 months	488,430
Payment in kind after 12 months	217,916
Total purchase consideration	$2,637,458

Schedule of Assets and Liabilities Recognised

The assets and liabilities recognised as a result of the acquisition are as follows:

Fair Value
Cash and Banks	228
Accounts Receivable	316,972
Other Receivable	1,044,808
Inventory	532,231
Property, Plant, and Equipment	1,138,026
Intangible Assets	3,824,054
Right-of-use of assets	43,507
Accounts Payable	(1,384,980)
Current Financial Debt	(1,176,089)
Current Other Liabilities	(356,757)
Non-current Financial Debt	(119,464)
Non-current Other Liabilities	(177,367)
Deferred Tax Liability	(1,297,436)
Net identifiable assets acquired	$2,387,733
Goodwill recognized(i)	249,725
Net assets acquired	$2,637,458

(i)      The goodwill is attributable to the expected future synergies from combining operations as well as an assembled workforce, which does not qualify for separate recognition. The Company expects that the ValoraSoy Acquisition will help to accelerate its growth in the food ingredients industry by expanding its commercial network with a top-notch sales team and complementing its Molecular Farming Platform with industrial capacity and downstream operations, in addition to adding a highly experienced team of professionals. It will not be deductible for tax purposes.